Discontinued operations - Schedule of Discontinued Operations Gain on Sale (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Less assets sold:
Fixed assets	$ 0	$ 0	$ (332,200)
Inventories	0	0	$ (23,000)
Gain on sale		24,792
Discontinued Operations, Disposed of by Sale | Mobile Power Generation
Disposal Groups, Including Discontinued
Gross proceeds	375,000	375,000
Less assets sold:
Fixed assets	(305,700)	(305,700)
Inventories	(23,600)	(23,600)
Trademark	(20,900)	$ (20,900)
Gain on sale	$ 24,800